UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-4503

AQUILA MUNICIPAL TRUST
(formerly, Tax-Free Trust of Arizona)
(Exact name of Registrant as specified in charter)

380 Madison Avenue
New York, New York 10017
(Address of principal executive offices)  (Zip code)

Joseph P. DiMaggio
380 Madison Avenue
New York, New York 10017
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 697-6666

Date of fiscal year end:  3/31/13

Date of reporting period:  9/30/13

FORM N-CSRS

ITEM 1.	REPORTS TO STOCKHOLDERS.

Semi-Annual Report September 30, 2013

Aquila Tax-Free Trust of Arizona “Asset Allocation - A Strategy For All Seasons” Serving Arizona investors for over 25 years

November, 2013

Dear Fellow Shareholder:

As many of our shareholders are aware, interest rates and the price of bonds (and, in turn, the share price of bond funds) are inversely related. Hence, as interest rates decline, the share price of the bond funds in the Aquila Group generally increases. And, as interest rates increase, the funds’ share price declines. This is an almost inevitable dynamic of the economic cycle. And, since your investment in one of the Aquila bond funds should be viewed as long-term in nature, you are likely to experience both the ups and downs of investing.

While we cannot control the direction in which interest rates will move, or the resulting effect such changes will have on your Trust’s share price, we do take steps that attempt to minimize the volatility of such movement. We believe that having your Trust’s portfolio constructed of high-quality securities, together with both short and long-term maturities (to gain stability from the shorter-term maturities and higher yields from the longer-term maturities), will hopefully help to lessen the fluctuations in the overall performance of your investment in the Trust. Thus, we seek to minimize the volatility of share price movements over the life of your investment – making the ups and downs less dramatic than with other types of investments.

While fluctuation in share price over the life of your investment is inevitable, we believe you will be in a better overall position to weather any particular economic situation if your portfolio is built with a strong foundation. In short, is your portfolio properly allocated based on your specific needs?

As you may know, asset allocation is an investment strategy that strives to balance risk and reward by diversifying assets according to your specific desires. These include:

•	investment time horizon (specifically your age and retirement objectives);

•	risk threshold (how much of your investment capital you are willing to potentially lose during a given time frame);

•	financial situation (your wealth, income, expenses, tax bracket, liquidity needs, etc.); and

•	goals (the financial goals you and your family want to achieve).

Since the three main asset classes - equities, fixed-income, and cash/cash equivalents - have different levels of risk and return, each is expected to behave differently over time. The objective of asset allocation is to create a diversified portfolio with an acceptable level of risk and the highest possible return given that level of risk.

NOT A PART OF THE SEMI-ANNUAL REPORT

Although there is no simple formula that can identify the right asset allocation for every individual, the consensus among most financial professionals is that asset allocation is one of the most important decisions that investors make.

The way you allocate your investment portfolio across exposure to stocks, fixed-income, and cash/cash equivalents will be the principal determinants of your investment results – secondary to your selection of individual securities.

Once you and your financial professional have developed an appropriate asset allocation for your portfolio, we believe that changes should be made based on need, not on headlines.

A properly constructed portfolio with sound asset allocation should be in a good position to weather all seasons.

Sincerely, Diana P. Herrmann, President

Consideration should be given to the risks of investing, including potential loss of value, market risk, interest rate risk, credit risk, and geographic concentration. Past performance does not guarantee future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. For certain investors, some dividends may be subject to Federal and state taxes, including the Alternative Minumum Tax (AMT).

NOT A PART OF THE SEMI-ANNUAL REPORT

AQUILA TAX-FREE TRUST OF ARIZONA
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2013 (unaudited)

Principal Amount	General Obligation Bonds (19.3%)	Rating Moody’s, S&P and Fitch	Value

	Buckeye Jackrabbit Trail Sanitary Sewer
	Improvement District
$1,642,000	6.250%, 01/01/29	NR/A-/NR	$1,664,627
	Coconino & Yavapai Counties Joint
	Unified School District No. 9 Sedona
1,000,000	5.375%, 07/01/28	Aa2/A+/NR	1,067,240
	Flagstaff, Arizona
435,000	4.000%, 07/01/25	Aa2/AA/NR	456,111
	Flagstaff Improvement District (Aspen
	Place Sawmill)
1,610,000	5.000%, 01/01/32	Aa3/NR/NR	1,611,224
	Gila Co. Unified School District
	No. 10 (Payson)
400,000	5.250%, 07/01/27 AMBAC Insured	Aa3/NR/NR	429,140
1,000,000	5.750%, 07/01/28	Aa3/NR/NR	1,118,370
	Gilbert Improvement District No. 19
335,000	5.200%, 01/01/23	Aa3/A/NR	315,649
	Gilbert Improvement District No. 20
700,000	5.100%, 01/01/29	Aa3/A/NR	714,609
	Glendale Union High School
	District No. 205
525,000	5.000%, 07/01/27 BAMAC Insured	NR/AA/NR	563,918
	Goodyear, Arizona Refunding
1,000,000	5.000%, 07/01/29	Aa2/AA-/NR	1,031,120
	Goodyear McDowell Road Commercial
	Corridor Improvement District
3,000,000	5.250%, 01/01/32 AMBAC Insured	A1/A-/NR	3,018,390
	Maricopa Co. Elementary School
	District No. 8 (Osborn)
920,000	6.250%, 07/01/22	NR/A/NR	1,016,149
	Maricopa Co. Elementary School
	District No. 38 (Madison)
730,000	5.000%, 07/01/22 NPFG Insured	Baa1/A+/NR	766,566
	Maricopa Co. High School District
	No. 210 (Phoenix Union)
250,000	4.000%, 07/01/26	Aa2/AA/NR	258,762
	Maricopa Co. School District No. 11
	(Peoria)
1,500,000	4.000%, 07/01/25	Aa3/AA-/NR	1,566,375

1 | Aquila Tax-Free Trust of Arizona

AQUILA TAX-FREE TRUST OF ARIZONA
SCHEDULE OF INVESTMENTS (continued)
SEPTEMBER 30, 2013 (unaudited)

Principal Amount	General Obligation Bonds (continued)	Rating Moody’s, S&P and Fitch	Value

	Maricopa Co. Unified School District
	No. 24 (Gila Bend)
$505,000	5.500%, 07/01/22	NR/NR/NR*	$491,269
	Maricopa Co. Unified School District
	No. 48 (Scottsdale)
500,000	4.000%, 07/01/16	Aa1/AA/NR	540,500
1,500,000	4.750%, 07/01/30	Aa1/AA/NR	1,580,325
	Maricopa Co. Unified School District
	No. 89 (Dysart)
2,185,000	5.500%, 07/01/22 NPFG/ FGIC
	Insured	Baa1/A+/NR	2,572,859
1,300,000	5.000%, 07/01/25 Syncora Guarantee,
	Inc. Insured	NR/A+/AA-	1,348,464
1,500,000	6.000%, 07/01/28	NR/A+/AA-	1,665,990
	Maricopa Co. Unified School District
	No. 90 (Saddle Mountain)
1,300,000	5.125%, 07/01/25 AGMC Insured	A2/AA-/NR	1,418,196
	Maricopa Co. Unified School District
	No. 95 (Queen Creek)
500,000	5.000%, 07/01/27 AGMC Insured	A1/NR/NR	520,945
	Mesa, Arizona
505,000	4.250%, 07/01/23 NPFG/ FGIC
	Insured	Aa2/AA/NR	540,310
	Mohave Co. Unified School District
	No. 20 (Kingman)
1,175,000	5.250%, 07/01/24 AGMC Insured	Aa3/AA-/NR	1,285,603
	Navajo Co. Unified School District
	No. 2 (Joseph City)
1,250,000	5.000%, 07/01/18	A2/NR/NR	1,341,987
	Navajo Co. Unified School District
	No. 10 (Show Low)
500,000	5.250%, 07/01/15 NPFG/ FGIC
	Insured	Baa1/NR/NR	529,215

2 | Aquila Tax-Free Trust of Arizona

AQUILA TAX-FREE TRUST OF ARIZONA
SCHEDULE OF INVESTMENTS (continued)
SEPTEMBER 30, 2013 (unaudited)

Principal Amount	General Obligation Bonds (continued)	Rating Moody’s, S&P and Fitch	Value

	Phoenix, Arizona
$1,240,000	6.250%, 07/01/17	Aa1/AAA/NR	$1,468,594
	Pima Co. Unified School District No.1
	(Tucson)
270,000	4.000%, 07/01/24	Aa2/NR/AA-	285,295
1,500,000	5.000%, 07/01/27 AGMC Insured	Aa2/AA-/NR	1,623,405
	Pima Co. Unified School District
	No. 6 (Marana)
1,250,000	5.000%, 07/01/25	NR/A+/NR	1,353,237
	Pima Co. Unified School District
	No. 8 (Flowing Wells)
1,000,000	5.375%, 07/01/29	NR/A+/NR	1,051,530
	Pima Co. Unified School District
	No. 10 (Amphitheater)
700,000	5.000%, 07/01/27	Aa2/A+/NR	757,323
	Pima Co. Unified School District
	No. 12 (Sunnyside)
1,050,000	4.000%, 07/01/28 BAMAC Insured	NR/AA/NR	1,021,409
	Pinal Co. Elementary School District
	No. 4 (Casa Grande)
925,000	4.250%, 07/01/18 AGMC Insured	A1/AA-/NR	996,539
	Pinal Co. High School District No. 82
	(Casa Grande)
640,000	5.000%, 07/01/24	NR/A+/NR	680,160
	Pinal Co. Unified School District No. 1
	(Florence)
1,500,000	5.000%, 07/01/27 NPFG/ FGIC
	Insured	NR/A/NR	1,545,270
	Pinal Co. Unified School District
	No. 44 (J. O. Combs)
500,000	5.000%, 07/01/28	NR/A/NR	522,480
	Queen Creek Improvement District No. 1
1,500,000	5.000%, 01/01/26	A3/BBB+/A-	1,495,800
1,500,000	5.000%, 01/01/32	A3/BBB+/A-	1,437,510
	Tempe, Arizona
2,245,000	4.000%, 07/01/22	Aa1/AAA/AAA	2,442,560
1,000,000	4.500%, 07/01/24	Aa1/AAA/AAA	1,076,600
	Tempe High School District No. 213
650,000	4.000%, 07/01/32	Aa2/AA/NR	621,816

3 | Aquila Tax-Free Trust of Arizona

AQUILA TAX-FREE TRUST OF ARIZONA
SCHEDULE OF INVESTMENTS (continued)
SEPTEMBER 30, 2013 (unaudited)

Principal Amount	General Obligation Bonds (continued)	Rating Moody’s, S&P and Fitch	Value

	Tempe Improvement District (Pier
	Town Lake)
$2,000,000	5.000%, 01/01/29	Aa3/NR/NR	$2,063,060
	Tubac Fire District
760,000	5.500%, 07/01/28 AGMC Insured	A1/NR/NR	805,927
	Western Maricopa Education Center
	District No. 402
1,200,000	4.000%, 07/01/28	NR/AA-/NR	1,193,328
	Total General Obligation Bonds		51,875,756

	Revenue Bonds (78.7%)

	Airports (2.5%)
	Phoenix Civic Improvement Corp.
	Airport Revenue Bonds
1,000,000	5.250%, 07/01/18 AMT	Aa3/AA-/NR	1,158,160
1,000,000	5.250%, 07/01/19 AMT	Aa3/AA-/NR	1,138,110
1,475,000	5.000%, 07/01/32 AMT	Aa3/AA-/NR	1,516,138
1,000,000	5.250%, 07/01/33	A1/A+/NR	1,038,430
1,200,000	5.000%, 07/01/33	Aa3/AA-/NR	1,221,192
	Phoenix-Mesa Gateway Airport
	Authority, Mesa Project
750,000	5.000%, 07/01/38 AMT	A1/AA+/NR	716,138
	Total Airports		6,788,168

	Excise Tax (13.9%)
	Arizona Sports & Tourism Authority,
	Revenue Refunding, Multipurpose
	Stadium Facility Project
2,000,000	5.000%, 07/01/32	A1/NR/A	2,058,380
	Casa Grande Excise Tax Revenue Bonds
1,835,000	5.000%, 04/01/21 AMBAC Insured
	(pre-refunded)	A1/NR/AA	1,023,710
1,435,000	5.000%, 04/01/28	NR/AA/AA	1,476,615
	Gilbert Public Facilities Municipal
	Property Corp.
850,000	5.000%, 07/01/23	Aa2/AA/NR	909,389
1,250,000	5.000%, 07/01/24	Aa2/AA/NR	1,340,013

4 | Aquila Tax-Free Trust of Arizona

AQUILA TAX-FREE TRUST OF ARIZONA
SCHEDULE OF INVESTMENTS (continued)
SEPTEMBER 30, 2013 (unaudited)

Principal Amount	Revenue Bonds (continued)	Rating Moody’s, S&P and Fitch	Value

	Excise Tax (continued)
	Glendale Municipal Property Corp.
	Excise Tax Revenue Bonds
$1,000,000	5.000%, 07/01/31	Baa1/AA/NR	$1,014,420
	Glendale Western Loop 101 Public
	Facilities Excise Tax Revenue Bonds
1,000,000	6.250%, 07/01/38 (pre-refunded)	Baa1/AA/NR	1,014,770
	Goodyear Public Improvement Corp.
1,500,000	5.000%, 07/01/26	Aa3/AA-/NR	1,635,105
1,310,000	6.000%, 07/01/31	Aa3/AA-/NR	1,423,878
	Marana Pledged Excise Tax Revenue
	Bonds
275,000	4.000%, 07/01/30	NR/AA/NR	260,796
1,400,000	5.000%, 07/01/33	NR/AA/NR	1,471,554
	Page, Arizona Pledged Revenue
	Refunding
1,080,000	5.000%, 07/01/25	NR/AA-/NR	1,169,197
	Phoenix Civic Improvement Corp.
	(Civic Plaza)
1,000,000	5.500%, 07/01/23 NPFG/FGIC Insured	Aa3/AA/NR	1,169,270
2,000,000	5.500%, 07/01/27 BHAC Insured	Aa1/AA+/NR	2,307,820
2,000,000	5.500%, 07/01/30 BHAC Insured	Aa1/AA+/NR	2,258,600
2,175,000	5.500%, 07/01/33 NPFG/FGIC Insured	Aa3/AA/NR	2,409,008
	Phoenix Civic Improvement Corp.
	Transit Excise Tax (Light Rail)
1,000,000	4.000%, 07/01/20	Aa2/AA/NR	2,212,540
	Pinal Co. Revenue Obligations
	Refunding Bonds
1,755,000	4.000%, 08/01/17	NR/AA-/NR	1,887,046
	Scottsdale Municipal Property Corp.
3,000,000	4.500%, 07/01/20 AMBAC Insured	Aa1/AAA/AAA	3,214,200
	Scottsdale Municipal Property Corp.
	Water & Sewer Project
2,000,000	5.000%, 07/01/28	Aa1/AAA/AAA	2,175,580
	Show Low Improvement District No. 6
635,000	6.000%, 01/01/18 ACA Insured	NR/NR/NR*	635,591

5 | Aquila Tax-Free Trust of Arizona

AQUILA TAX-FREE TRUST OF ARIZONA
SCHEDULE OF INVESTMENTS (continued)
SEPTEMBER 30, 2013 (unaudited)

Principal Amount	Revenue Bonds (continued)	Rating Moody’s, S&P and Fitch	Value

	Excise Tax (continued)
	Sierra Vista Municipal Property Corp.
$1,000,000	4.000%, 01/01/21	A1/AA/AA-	$1,039,770
	Tempe Excise Tax Revenue Bonds
1,000,000	5.000%, 07/01/33	Aa2/AAA/NR	1,053,810
2,000,000	5.000%, 07/01/37	Aa2/AAA/NR	2,089,140
	Total Excise Tax		37,250,202

	Higher Education (4.8%)
	Arizona Board of Regents - Arizona
	State University System Revenue
1,000,000	5.000%, 07/01/32	Aa3/AA/NR	1,058,730
	Arizona Board of Regents - Northern
	Arizona University System
1,115,000	5.000%, 06/01/22 NPFG/ FGIC
	Insured	A1/A+/NR	1,186,951
	Arizona Board of Regents - University
	of Arizona System
460,000	5.000%, 06/01/31	Aa2/AA/NR	492,674
	Arizona School Facilities Board
	Revenue Bonds
1,000,000	5.750%, 07/01/18 AMBAC Insured
	(pre-refunded)	NR/NR/NR*	1,040,720
	Cochise Co. Community College District
1,825,000	5.125%, 07/01/28 AGC Insured	A2/NR/NR	1,945,286
	Maricopa Co. Community College
	District
2,000,000	4.000%, 07/01/21	Aaa/AAA/AAA	2,179,680
500,000	4.750%, 07/01/24	Aaa/AAA/AAA	534,450
	Northern Arizona University Speed
	Stimulus Plan for Economics &
	Educational Development
1,445,000	5.000%, 08/01/38	A2/A/NR	1,463,944
	Phoenix Industrial Development
	Authority (Rowan University Project)
2,000,000	5.250%, 06/01/34	A3/A+/NR	2,045,960

6 | Aquila Tax-Free Trust of Arizona

AQUILA TAX-FREE TRUST OF ARIZONA
SCHEDULE OF INVESTMENTS (continued)
SEPTEMBER 30, 2013 (unaudited)

Principal Amount	Revenue Bonds (continued)	Rating Moody’s, S&P and Fitch	Value

	Higher Education (continued)
	Yavapai Co. Community College
	District
$1,000,000	4.875%, 07/01/25 AGMC Insured	A2/AA-/NR	$1,077,740
	Total Higher Education		13,026,135

	Hospitals (18.6%)
	Arizona Health Facilities Authority
	(Banner Health)
3,100,000	5.375%, 01/01/32	NR/AA-/AA-	3,230,262
1,000,000	5.000%, 01/01/43	NR/AA-/AA-	1,000,590
	Arizona Health Facilities Authority
	(Blood Systems)
500,000	4.750%, 04/01/25	NR/A/NR	503,670
	Arizona Health Facilities Authority
	(Catholic Healthcare West)
1,500,000	5.000%, 07/01/28	A3/A/A	1,544,385
2,000,000	5.250%, 03/01/39	A3/A/A	2,023,140
	Arizona Health Facilities Authority
	(Phoenix Children’s Hospital)
1,000,000	5.000%, 02/01/34	NR/BBB+/NR	940,350
500,000	5.000%, 02/01/43	NR/BBB+/NR	447,110
	Arizona Health Facilities Authority
	(Samaritan Health)
1,105,000	5.625%, 12/01/15 NPFG Insured
	ETM	NR/A/NR	1,167,289
	Arizona Health Facilities Authority
	(Yavapai Regional Medical Center)
1,500,000	5.375%, 12/01/30 AGMC Insured	A2/NR/NR	1,542,210
	Flagstaff Industrial Development
	Authority (Northern Arizona Senior
	Living Center)
1,985,000	5.600%, 07/01/25	NR/NR/NR*	1,943,077
	Glendale Industrial Development
	Authority (John C. Lincoln Hospital)
1,400,000	5.250%, 12/01/22	NR/BBB+/NR	1,433,180
1,000,000	4.700%, 12/01/28	NR/BBB+/NR	976,620

7 | Aquila Tax-Free Trust of Arizona

AQUILA TAX-FREE TRUST OF ARIZONA
SCHEDULE OF INVESTMENTS (continued)
SEPTEMBER 30, 2013 (unaudited)

Principal Amount	Revenue Bonds (continued)	Rating Moody’s, S&P and Fitch	Value

	Hospitals (continued)
	Maricopa Co. Hospital Revenue
	(Sun Health)
$3,345,000	5.000%, 04/01/17 (pre-refunded)	NR/NR/NR*	$3,577,678
1,500,000	5.000%, 04/01/25 (pre-refunded)	NR/NR/NR*	1,730,400
2,125,000	5.000%, 04/01/35 (pre-refunded)	NR/NR/NR*	2,547,556
	Maricopa Co. Industrial Development
	Authority (Catholic Healthcare
	West - St. Joseph’s Hospital)
3,500,000	5.375%, 07/01/23	A3/A/A	3,594,115
5,000,000	5.250%, 07/01/32	A3/A/A	5,060,500
	Scottsdale Industrial Development
	Authority (Scottsdale Healthcare
	System)
1,000,000	5.000%, 09/01/18	A2/A-/A	1,118,770
5,000,000	5.250%, 09/01/30	A2/A-/A	5,001,850
750,000	5.000%, 09/01/35 AGMC Insured	A2/AA-/A	759,585
	University Medical Center Hospital
	Revenue Bonds
4,880,000	5.000%, 07/01/35	Baa1/BBB+/NR	4,891,761
910,000	6.500%, 07/01/39	Baa1/BBB+/NR	995,376
500,000	6.000%, 07/01/39	Baa1/BBB+/NR	516,180
	Yavapai Co. Industrial Development
	Authority (Northern Arizona
	Healthcare System)
500,000	5.250%, 10/01/25	NR/AA/NR	555,770
500,000	5.250%, 10/01/26	NR/AA/NR	548,860
	Yavapai Co. Industrial Development
	Authority (Yavapai Regional Medical
	Center)
1,000,000	5.250%, 08/01/33	Baa1/NR/BBB+	979,420
1,250,000	5.625%, 08/01/37	Baa2/NR/BBB+	1,256,962
	Total Hospitals		49,886,666

	Lease (10.2%)
	Arizona Board of Regents -Northern
	Arizona University COP
1,000,000	5.000%, 09/01/29	A2/A/NR	1,045,300

8 | Aquila Tax-Free Trust of Arizona

AQUILA TAX-FREE TRUST OF ARIZONA
SCHEDULE OF INVESTMENTS (continued)
SEPTEMBER 30, 2013 (unaudited)

Principal Amount	Revenue Bonds (continued)	Rating Moody’s, S&P and Fitch	Value

	Lease (continued)
	Arizona Board of Regents - University
	of Arizona COP
$1,870,000	5.000%, 06/01/23	Aa3/AA-/NR	$2,086,808
	Arizona School Facilities Board COP
1,000,000	5.125%, 09/01/21 AGC Insured	A1/AA-/NR	1,105,480
3,000,000	5.500%, 09/01/23	A1/A+/NR	3,328,470
	Arizona State Lottery Revenue
3,000,000	5.000%, 07/01/28 AGMC Insured	A1/AA/NR	3,181,170
	Cave Creek COP
365,000	5.750%, 07/01/19	NR/A/NR	367,055
	Mohave Co. Industrial Development
	Authority Correctional Facilities
1,000,000	8.000%, 05/01/25	NR/BBB+/NR	1,165,540
	Nogales Municipal Development Authority
1,000,000	5.000%, 06/01/27 AMBAC Insured	A1/AA/NR	1,017,960
	Phoenix Industrial Development Authority
	Government Office Lease Revenue
	Refunding Capitol Mall LLC Project
2,040,000	5.000%, 09/15/21 AMBAC Insured	A1/A+/NR	2,102,608
	Pinal Co. COP
3,230,000	5.250%, 12/01/21	NR/A+/A+	3,343,373
2,250,000	5.000%, 12/01/29	NR/A+/A+	1,014,480
	Pinal Co. Correctional Facilities
1,470,000	5.250%, 10/01/21 ACA Insured	NR/BBB/NR	1,491,153
	Pinetop Fire District COP
1,000,000	7.500%, 12/15/23	A3/NR/NR	1,030,080
	State of Arizona COP Department
	Administration
1,500,000	5.250%, 10/01/26 AGMC Insured	A1/AA-/NR	1,624,815
670,000	5.250%, 10/01/28 AGMC Insured	A1/AA-/NR	716,089
	State of Arizona COP
2,000,000	5.000%, 09/01/26 AGMC Insured	A1/AA-/NR	2,105,700
400,000	5.000%, 10/01/27	A1/A+/NR	424,688
	Willcox Municipal Property Corp.
295,000	4.625%, 07/01/21	NR/A+/NR	303,909
	Total Lease		27,454,678

9 | Aquila Tax-Free Trust of Arizona

AQUILA TAX-FREE TRUST OF ARIZONA
SCHEDULE OF INVESTMENTS (continued)
SEPTEMBER 30, 2013 (unaudited)

Principal Amount	Revenue Bonds (continued)	Rating Moody’s, S&P and Fitch	Value

	Mortgage (5.7%)
	Agua Fria Ranch Community Facilities
	District 144A
$600,000	5.800%, 07/15/30	NR/NR/NR*	$546,000
	Goodyear Community Facilities
	Utilities District No. 1
2,000,000	5.350%, 07/15/28 ACA Insured	A1/A-/NR	1,989,740
	Maricopa Co. Industrial Development
	Authority Multi-Family Mortgage
	Revenue Bonds (National Health
	Project)
1,185,000	5.500%, 01/01/18 AGMC Insured
	ETM	A2/AA-/NR	1,297,291
	Maricopa Co. Industrial Development
	Authority Single Family Mortgage
	Revenue Bonds
5,025,000	zero coupon, 02/01/16 ETM	Aaa/AA+/NR	4,949,675
3,695,000	zero coupon, 12/31/16 ETM	Aaa/AA+/NR	3,583,115
	Pima Co. Industrial Development
	Authority Single Family Mortgage
	Revenue
35,000	6.500%, 02/01/17	A2/NR/NR	15,013
	Scottsdale Waterfront Community
	Facilities District
530,000	6.000%, 07/15/27	NR/NR/NR*	487,499
930,000	6.050%, 07/15/32	NR/NR/NR*	838,330
	Sundance Community Facilities District
655,000	5.125%, 07/15/30	A3/BBB/NR	632,422
490,000	5.125%, 07/15/30 (pre-refunded)	NR/NR/NR*	530,915
	Verrado Community Facilities Utilities
	District No. 1 144A
500,000	6.000%, 07/15/33	NR/NR/NR*	490,310
	Total Mortgage		15,360,310

	Pollution Control (1.4%)
	Maricopa Co. Pollution Control
	(Arizona Public Service)
400,000	6.000%, 05/01/29	Baa1/BBB+/NR	412,368
	Maricopa Co. Pollution Control
	(Southern California Edison Co.)
1,000,000	5.000%, 06/01/35	A1/A/NR	1,026,710

10 | Aquila Tax-Free Trust of Arizona

AQUILA TAX-FREE TRUST OF ARIZONA
SCHEDULE OF INVESTMENTS (continued)
SEPTEMBER 30, 2013 (unaudited)

Principal Amount	Revenue Bonds (continued)	Rating Moody’s, S&P and Fitch	Value

	Pollution Control (continued)
	Navajo Co. Pollution Control (Arizona
	Public Service)
$1,000,000	5.500%, 06/01/34	Baa1/BBB+/NR	$1,032,070
	Phoenix Industrial Development
	Authority Solid Waste Disposal
	(Vieste Project)
1,500,000	4.500%, 06/01/33 AMT	NR/A+/NR	1,301,310
	Total Pollution Control		3,772,458

	Transportation (3.9%)
	Arizona Transportation Board Revenue
	Bonds
1,900,000	5.250%, 07/01/24	Aa2/AA/AA	2,171,643
1,000,000	5.250%, 07/01/24 (pre-refunded)	Aa1/AAA/NR	1,107,060
2,550,000	5.000%, 07/01/28	Aa1/AAA/NR	2,779,755
550,000	5.250%, 07/01/32	Aa2/AA+/NR	601,491
3,755,000	5.000%, 07/01/33	Aa1/AAA/NR	3,957,057
	Total Transportation		10,617,006

	Utility (11.9%)
	Arizona Power Authority (Hoover Dam
	Project)
1,500,000	5.250%, 10/01/15	Aa2/AA/NR	1,642,485
3,500,000	5.250%, 10/01/16	Aa2/AA/NR	3,948,805
1,220,000	5.250%, 10/01/17	Aa2/AA/NR	1,409,564
	Arizona Water Infrastructure Finance
	Authority
650,000	5.000%, 10/01/22 (pre-refunded)	Aaa/AAA/AAA	681,181
3,500,000	5.000%, 10/01/28	Aaa/AAA/AAA	3,839,465
	Greater Arizona Development
	Authority Revenue Bonds
2,000,000	5.000%, 08/01/22 NPFG Insured	A1/AA-/NR	2,142,980
700,000	5.000%, 08/01/24	NR/A/NR	739,858
2,000,000	5.000%, 08/01/28	A1/A/NR	2,001,900
1,200,000	5.500%, 08/01/29	A1/A/NR	1,216,104
1,200,000	5.000%, 08/01/29	A1/A/NR	1,219,308
	Mesa Utility System
2,100,000	5.000%, 07/01/35	Aa2/AA-/NR	2,205,714

11 | Aquila Tax-Free Trust of Arizona

AQUILA TAX-FREE TRUST OF ARIZONA
SCHEDULE OF INVESTMENTS (continued)
SEPTEMBER 30, 2013 (unaudited)

Principal Amount	Revenue Bonds (continued)	Rating Moody’s, S&P and Fitch	Value

	Utility (continued)
	Pinal Co. Electrical District No. 3,
	Electrical System Revenue Refunding
$250,000	5.250%, 07/01/36	NR/A/NR	$255,888
	Rio Nuevo Facilities District (Tucson)
1,500,000	6.500%, 07/15/24 AGMC Insured	A1/AA-/A	1,707,135
	Salt River Project Agricultural
	Improvement and Power Revenue
	Bonds
1,500,000	5.000%, 12/01/28	Aa1/AA/NR	1,658,460
1,975,000	5.000%, 01/01/33	Aa1/AA/NR	2,082,835
2,000,000	5.000%, 01/01/37	Aa1/AA/NR	2,069,360
	Salt Verde Finance Corp. Gas Revenue
3,000,000	5.250%, 12/01/28	Baa2/A-/NR	3,157,290
	Total Utility		31,978,332

	Water/Sewer (5.8%)
	Cottonwood Water Revenue System
260,000	5.000%, 07/01/30 Syncora Guarantee,
	Inc. Insured	Baa1/A/NR	261,370
	Gilbert Water Resource Municipal
	Property Corp.
2,000,000	5.000%, 10/01/29 NPFG Insured	Baa1/AA-/AA-	2,108,640
	Glendale Water & Sewer Revenue
1,670,000	4.750%, 07/01/24 AGMC Insured	A1/AA/NR	1,761,700
750,000	5.000%, 07/01/27	A1/AA/NR	812,325
500,000	5.000%, 07/01/28	A1/AA/NR	536,560
	Goodyear Water and Sewer Revenue
1,750,000	5.375%, 07/01/30	A2/A+/NR	1,849,557
635,000	5.250%, 07/01/31 AGMC Insured	A2/AA-/NR	667,080
	Oro Valley Water Revenue
560,000	4.000%, 07/01/23	NR/AA/AA-	600,986
	Phoenix Civic Improvement Corp.
	Wastewater Revenue Bonds
1,500,000	5.500%, 07/01/24 NPFG/ FGIC
	Insured	Aa2/AAA/NR	1,848,390
500,000	5.000%, 07/01/37 NPFG Insured	Aa2/AA+/NR	520,200
	Pima Co. Sewer Revenue System
2,000,000	5.000%, 07/01/26	NR/A+/AA-	2,191,920

12 | Aquila Tax-Free Trust of Arizona

AQUILA TAX-FREE TRUST OF ARIZONA
SCHEDULE OF INVESTMENTS (continued)
SEPTEMBER 30, 2013 (unaudited)

Principal Amount		Revenue Bonds (continued)	Rating and Fitch Moody’s, S&P	Value

		Water/Sewer (continued)
		Yuma Municipal Property Corp. Utility
		System Revenue Bonds
$700,000		5.000%, 07/01/21 Syncora Guarantee,
		Inc. Insured	A1/A+/AA-	$751,513
500,000		5.000%, 07/01/22 Syncora Guarantee,
		Inc. Insured	A1/A+/AA-	532,955
1,000,000		5.000%, 07/01/24 Syncora Guarantee,
		Inc. Insured	A1/A+/AA-	1,053,960
		Total Water/Sewer		15,497,156

		Total Revenue Bonds		211,631,111
		Total Investments (cost $252,959,455 –
		note 4)	98.0%	263,506,867
		Other assets less liabilities	2.0	5,460,738
		Net Assets	100.0%	$268,967,605

	*	Any security not rated (“NR”) by any of the Nationally Recognized Statistical Rating Organizations (“NRSRO” or “Credit Rating Agency”) has been determined by the Investment Adviser to have sufficient quality to be ranked in the top four credit ratings if a credit rating were to be assigned by a NRSRO.

Note: 144A – Private placement subject to SEC rule 144A, which modifies a two-year holding period requirement to permit qualified institutional buyers to trade these securities among themselves, thereby significantly improving the liquidity of these securities.

Percent of
Portfolio Distribution By Quality Rating	Investments1
Aaa of Moody’s or AAA of S&P or Fitch	10.9%
Pre-refunded bonds2/ETM Bonds	9.2
Aa of Moody’s or AA of S&P or Fitch	41.6
A of Moody’s or S&P or Fitch	29.7
Baa of Moody’s or BBB of S&P or Fitch	6.6
Not Rated*	2.0
100.0%

13 | Aquila Tax-Free Trust of Arizona

AQUILA TAX-FREE TRUST OF ARIZONA
SCHEDULE OF INVESTMENTS (continued)
SEPTEMBER 30, 2013 (unaudited)

1	Where applicable, calculated using the highest rating of the three NRSROs.

2	Pre-refunded bonds are bonds for which U.S. Government Obligations usually have been placed in escrow to retire the bonds at their earliest call date.

PORTFOLIO ABBREVIATIONS
ACA - American Capital Assurance Financial Guaranty Corp.
AGC - Assured Guaranty Corp.
AGMC - Assured Guaranty Municipal Corp.
AMBAC - American Municipal Bond Assurance Corp.
AMT - Alternative Minimum Tax
BAMAC - Build America Mutual Assurance Co.
BHAC - Berkshire Hathaway Assurance Corp.
COP - Certificates of Participation
ETM - Escrowed to Maturity
FGIC - Financial Guaranty Insurance Co.
NPFG - National Public Finance Guarantee
NR - Not Rated

See accompanying notes to financial statements.

14 | Aquila Tax-Free Trust of Arizona

AQUILA TAX-FREE TRUST OF ARIZONA
STATEMENT OF ASSETS AND LIABILITIES
SEPTEMBER 30, 2013 (unaudited)

ASSETS
Investments at value (cost $252,959,455)	$263,506,867
Cash	2,953,166
Interest receivable	3,368,869
Receivable for Trust shares sold	258,661
Other assets	5,760
Total assets	270,093,323
LIABILITIES
Payable for investment securities purchased	556,127
Payable for Trust shares redeemed	263,821
Dividends payable	155,461
Management fee payable	88,297
Distribution and service fees payable	7,207
Accrued expenses	54,805
Total liabilities	1,125,718

NET ASSETS	$268,967,605

Net Assets consist of:
Capital Stock - Authorized an unlimited number of
shares, par value $0.01 per share	$256,387
Additional paid-in capital	257,990,333
Net unrealized appreciation on investments (note 4)	10,547,412
Accumulated net realized loss on investments	(519,338)
Undistributed net investment income	692,811
	$268,967,605

CLASS A
Net Assets	$231,881,728
Capital shares outstanding	22,106,345
Net asset value and redemption price per share	$10.49
Maximum offering price per share (100/96 of $10.49)	$10.93

CLASS C
Net Assets	$17,869,548
Capital shares outstanding	1,703,720
Net asset value and offering price per share	$10.49
Redemption price per share (*a charge of 1% is imposed
on the redemption proceeds, or on the original price,
whichever is lower, if redeemed during the first 12
months after purchase)	$10.49	*

CLASS Y
Net Assets	$19,216,329
Capital shares outstanding	1,828,610
Net asset value, offering and redemption price per share	$10.51

See accompanying notes to financial statements.

15 | Aquila Tax-Free Trust of Arizona

AQUILA TAX-FREE TRUST OF ARIZONA
STATEMENT OF OPERATIONS
SIX MONTHS ENDED SEPTEMBER 30, 2013 (unaudited)

Investment Income:

Interest income		$6,308,930

Expenses:

Management fee (note 3)	$586,305
Distribution and service fees (note 3)	292,443
Legal fees	91,560
Transfer and shareholder servicing agent fees	62,258
Trustees’ fees and expenses (note 8)	48,179
Shareholders’ reports and proxy statements	41,197
Registration fees and dues	13,653
Custodian fees (note 6)	12,992
Auditing and tax fees	10,586
Insurance	7,755
Chief compliance officer services (note 3)	2,771
Miscellaneous	22,720
Total expenses	1,192,419

Expenses paid indirectly (note 6)	(21)
Net expenses		1,192,398
Net investment income		5,116,532

Realized and Unrealized Gain (Loss) on Investments:

Net realized gain (loss) from securities
transactions	(728,904)
Change in unrealized appreciation on
investments	(12,990,106)

Net realized and unrealized gain (loss) on
investments		(13,719,010)
Net change in net assets resulting from
operations		$(8,602,478)

See accompanying notes to financial statements.

16 | Aquila Tax-Free Trust of Arizona

AQUILA TAX-FREE TRUST OF ARIZONA
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	September 30, 2013	Nine Months Ended	Year Ended
	(unaudited)	March 31, 2013 †	June 30, 2012

OPERATIONS:
Net investment income	5,116,532	$8,159,234	$11,180,546
Net realized gain (loss) from
securities transactions	(728,904)	757,562	825,463
Change in unrealized
appreciation on investments	(12,990,106)	679,163	14,239,746
Change in net assets resulting
from operations	(8,602,478)	9,595,959	26,245,755

DISTRIBUTIONS TO SHAREHOLDERS (note 10):
Class A Shares:
Net investment income	(4,380,378)	(7,072,732)	(10,010,625)

Class C Shares:
Net investment income	(277,131)	(430,179)	(501,181)

Class Y Shares:
Net investment income	(397,329)	(527,336)	(498,925)
Change in net assets from
distributions	(5,054,838)	(8,030,247)	(11,010,731)

CAPITAL SHARE TRANSACTIONS (note 7):
Proceeds from shares sold	9,690,121	29,869,631	42,951,451
Reinvested dividends and
distributions	3,770,305	5,796,654	7,222,802
Cost of shares redeemed	(42,802,095)	(35,376,473)	(41,995,220)
Change in net assets from
capital share transactions	(29,341,669)	289,812	8,179,033

Change in net assets	(42,998,985)	1,855,524	23,414,057

NET ASSETS:
Beginning of period	311,966,590	310,111,066	286,697,009

End of period*	268,967,605	$311,966,590	$310,111,066

*Includes undistributed net
investment income of:	$692,811	$631,117	$525,381

† Effective December 1, 2012, the Trust changed its fiscal year end from June 30 to March 31. The information presented is for the period July 1, 2012 to March 31, 2013.

See accompanying notes to financial statements.

17 | Aquila Tax-Free Trust of Arizona

AQUILA TAX-FREE TRUST OF ARIZONA
NOTES TO FINANCIAL STATEMENTS
SEPTEMBER 30, 2013 (unaudited)

1. Organization

Aquila Tax-Free Trust of Arizona (the “Trust”) (from inception until the close of business on October 11, 2013, the Trust operated under the name Tax-Free Trust of Arizona), a non-diversified, open-end investment company, was organized on October 17, 1985, as a Massachusetts business trust and commenced operations on March 13, 1986. The Trust is authorized to issue an unlimited number of shares. Class A Shares are sold at net asset value plus a sales charge of varying size (depending upon a variety of factors) paid at the time of purchase and bear a distribution fee. Class C Shares are sold at net asset value with no sales charge payable at the time of purchase but with a level charge for service and distribution fees for six years thereafter. Class C Shares automatically convert to Class A Shares after six years. Class Y Shares are sold only through authorized financial institutions acting for investors in a fiduciary, advisory, agency, custodial or similar capacity, and are not offered directly to retail customers. Class Y Shares are sold at net asset value with no sales charge, no redemption fee, no contingent deferred sales charge (“CDSC”) and no distribution fee. Class I Shares are offered and sold only through financial intermediaries and are not offered directly to retail customers. Class I Shares are sold at net asset value with no sales charge and no redemption fee or CDSC, although a financial intermediary may charge a fee for effecting a purchase or other transaction on behalf of its customers. Class I Shares carry a distribution and a service fee. As of the report date, there were no Class I Shares outstanding. All classes of shares represent interests in the same portfolio of investments and are identical as to rights and privileges but differ with respect to the effect of sales charges, the distribution and/or service fees borne by each class, expenses specific to each class, voting rights on matters affecting a single class and the exchange privileges of each class. On December 1, 2012, the Board of Trustees approved a change in the Trust’s fiscal and tax year end from June to March.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America for investment companies.

a)
Portfolio valuation: Municipal securities which have remaining maturities of more than 60 days are valued each business day based upon information provided by a nationally prominent independent pricing service and periodically verified through other pricing services. In the case of securities for which market quotations are readily available, securities are valued by the pricing service at the mean of bid and asked quotations. If a market quotation or a valuation from the pricing service is not readily available, the security is valued at fair value determined in good faith under procedures established by and under the general supervision of the Board of Trustees. Securities which mature in 60 days or less are generally valued at amortized cost if their term to maturity at purchase is 60 days or less, or by amortizing their unrealized appreciation or depreciation on the 61st day prior to maturity, if their term to maturity at purchase exceeds 60 days.

b)
Fair value measurements: The Trust follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Trust’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Trust’s investments and are summarized in the following fair value hierarchy:

18 | Aquila Tax-Free Trust of Arizona

AQUILA TAX-FREE TRUST OF ARIZONA
NOTES TO FINANCIAL STATEMENTS (continued)
SEPTEMBER 30, 2013 (unaudited)

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Trust has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Trust’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities

The following is a summary of the valuation inputs, representing 100% of the Trust’s investments, used to value the Trust’s net assets as of September 30, 2013:

Valuation Inputs	Investments in Securities
Level 1 – Quoted Prices	$—
Level 2 – Other Significant Observable
Inputs — Municipal Bonds*	263,506,867
Level 3 – Significant Unobservable Inputs	—
Total	$263,506,867

* See schedule of investments for a detailed listing of securities.

c)
Subsequent events: In preparing these financial statements, the Trust has evaluated events and transactions for potential recognition or disclosure through the date these financial statements were issued.

d)
Securities transactions and related investment income: Securities transactions are recorded on the trade date. Realized gains and losses from securities transactions are reported on the identified cost basis. Interest income is recorded daily on the accrual basis and is adjusted for amortization of premium and accretion of original issue and market discount.

e)
Federal income taxes: It is the policy of the Trust to continue to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code applicable to certain investment companies. The Trust intends to make distributions of income and securities profits sufficient to relieve it from all, or substantially all, Federal income and excise taxes.

19 | Aquila Tax-Free Trust of Arizona

AQUILA TAX-FREE TRUST OF ARIZONA
NOTES TO FINANCIAL STATEMENTS (continued)
SEPTEMBER 30, 2013 (unaudited)

Management has reviewed the tax positions for each of the open tax years (2010-2012) or expected to be taken in the Trust’s 2013 tax returns and has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements.

f)
Multiple Class Allocations: All income, expenses (other than class-specific expenses), and realized and unrealized gains or losses are allocated daily to each class of shares based on the relative net assets of each class. Class-specific expenses, which include distribution and service fees and any other items that are specifically attributed to a particular class, are also charged directly to such class on a daily basis.

g)
Use of estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

h)
Reclassification of capital accounts: Accounting principles generally accepted in the United States of America require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. On March 31, 2013, the Trust decreased undistributed net investment income by $23,251 and increased additional paid-in capital by $23,251. These reclassifications had no effect on net assets or net asset value per share.

3. Fees and Related Party Transactions

a) Management Arrangements:

Aquila Investment Management LLC (the “Manager”), a wholly-owned subsidiary of Aquila Management Corporation, the Trust’s founder and sponsor, serves as the Manager for the Trust under an Advisory and Administration Agreement with the Trust. Under the Advisory and Administration Agreement, the Manager provides all investment management and administrative services to the Trust. The Manager’s services include providing the office of the Trust and all related services as well as managing relationships with all the various support organizations to the Trust such as the shareholder servicing agent, custodian, legal counsel, auditors and distributor. For its services, the Manager is entitled to receive a fee which is payable monthly and computed as of the close of business each day at the annual rate of 0.40 of 1% on the Trust’s net assets.

Under a Compliance Agreement with the Manager, the Manager is compensated by the Trust for Chief Compliance Officer related services provided to enable the Trust to comply with Rule 38a-1 of the Investment Company Act of 1940.

Specific details as to the nature and extent of the services provided by the Manager are more fully defined in the Trust’s Prospectus and Statement of Additional Information.

20 | Aquila Tax-Free Trust of Arizona

AQUILA TAX-FREE TRUST OF ARIZONA
NOTES TO FINANCIAL STATEMENTS (continued)
SEPTEMBER 30, 2013 (unaudited)

b) Distribution and Service Fees:

The Trust has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 (the “Rule”) under the Investment Company Act of 1940. Under one part of the Plan, with respect to Class A Shares, the Trust is authorized to make distribution fee payments to broker-dealers or others (“Qualified Recipients”) selected by Aquila Distributors, Inc. (“the Distributor”) including, but not limited to, any principal underwriter of the Trust, with which the Distributor has entered into written agreements contemplated by the Rule and which have rendered assistance in the distribution and/or retention of the Trust’s shares or servicing of shareholder accounts. The Trust makes payment of this distribution fee at the annual rate of 0.15% of the Trust’s average net assets represented by Class A Shares. For the six months ended September 30, 2013, distribution fees on Class A Shares amounted to $187,851, of which the Distributor retained $10,403.

Under another part of the Plan, the Trust is authorized to make payments with respect to Class C Shares to Qualified Recipients which have rendered assistance in the distribution and/or retention of the Trust’s Class C Shares or servicing of shareholder accounts. These payments are made at the annual rate of 0.75% of the Trust’s average net assets represented by Class C Shares and for the six months ended September 30, 2013, amounted to $78,444. In addition, under a Shareholder Services Plan, the Trust is authorized to make service fee payments with respect to Class C Shares to Qualified Recipients for providing personal services and/or maintenance of shareholder accounts. These payments are made at the annual rate of 0.25% of the Trust’s average net assets represented by Class C Shares and for the six months ended September 30, 2013, these payments amounted to $26,148. The total of these payments with respect to Class C Shares amounted to $104,592, of which the Distributor retained $24,366.

Specific details about the Plans are more fully defined in the Trust’s Prospectus and Statement of Additional Information.

Under a Distribution Agreement, the Distributor serves as the exclusive distributor of the Trust’s shares. Through agreements between the Distributor and various brokerage and advisory firms (“intermediaries”), the Trust’s shares are sold primarily through the facilities of these intermediaries having offices within Arizona, with the bulk of any sales commissions inuring to such intermediaries. For the six months ended September 30, 2013, total commissions on sales of Class A Shares amounted to $73,374, of which the Distributor received $15,194.

4. Purchases and Sales of Securities

During the six months ended September 30, 2013, purchases of securities and proceeds from the sales of securities aggregated $16,897,965 and $46,045,729, respectively.

At September 30, 2013, the aggregate tax cost for all securities was $252,285,636. At September 30, 2013, the aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost amounted to $13,662,097 and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value amounted to $2,440,866 for a net unrealized appreciation of $11,221,231.

21 | Aquila Tax-Free Trust of Arizona

AQUILA TAX-FREE TRUST OF ARIZONA
NOTES TO FINANCIAL STATEMENTS (continued)
SEPTEMBER 30, 2013 (unaudited)

5. Portfolio Orientation

Since the Trust invests principally and may invest entirely in double tax-free municipal obligations of issuers within Arizona, it is subject to possible risks associated with economic, political, or legal developments or industrial or regional matters specifically affecting Arizona and whatever effects these may have upon Arizona issuers’ ability to meet their obligations. The Trust is also permitted to invest in U.S. territorial municipal obligations meeting comparable quality standards and providing income which is exempt from both regular Federal and Arizona income taxes. The general policy of the Trust is to invest in such securities only when comparable securities of Arizona issuers are not available in the market. At September 30, 2013, the Trust held 100% of its net assets invested in Arizona.

6. Expenses

The Trust has negotiated an expense offset arrangement with its custodian wherein it receives credit toward the reduction of custodian fees and other Trust expenses whenever there are uninvested cash balances. The Statement of Operations reflects the total expenses before any offset, the amount of offset and the net expenses.

22 | Aquila Tax-Free Trust of Arizona

AQUILA TAX-FREE TRUST OF ARIZONA
NOTES TO FINANCIAL STATEMENTS (continued)
SEPTEMBER 30, 2013 (unaudited)

7. Capital Share Transactions

Transactions in Capital Shares of the Fund were as follows:

	Six Months Ended	Nine Months
	September 30, 2013	Ended	Year Ended
	(unaudited)	March 31, 2013†	June 30, 2012
SHARES
Class A Shares:
Shares sold	565,690	1,362,798	2,536,964
Reinvested distributions	314,674	467,155	619,344
Shares redeemed	(2,891,590)	(2,813,874)	(3,163,611)
Net change	(2,011,226)	(983,921)	(7,303)
Class C Shares:
Shares sold	130,481	498,176	1,030,912
Reinvested distributions	23,997	33,530	33,436
Shares redeemed	(622,694)	(245,080)	(643,165)
Net change	(468,216)	286,626	421,183
Class Y Shares:
Shares sold	208,850	838,482	433,885
Reinvested distributions	17,141	23,883	19,261
Shares redeemed	(536,361)	(140,792)	(112,809)
Net change	(310,370)	721,573	340,337
Total transactions in
Trust shares	(2,789,812)	24,278	754,217
DOLLARS
Class A Shares:
Proceeds from shares sold	$6,038,456	$15,073,598	$27,223,776
Reinvested distributions	3,333,189	5,161,806	6,655,470
Cost of shares redeemed	(30,529,137)	(31,113,063)	(33,941,723)
Net change	(21,157,492)	(10,877,659)	(62,477)
Class C Shares:
Proceeds from shares sold	1,397,216	5,507,581	11,036,877
Reinvested distributions	254,173	370,402	359,592
Cost of shares redeemed	(6,603,800)	(2,706,588)	(6,842,419)
Net change	(4,952,411)	3,171,395	4,554,050
Class Y Shares:
Proceeds from shares sold	2,254,449	9,288,452	4,690,798
Reinvested distributions	182,943	264,446	207,740
Cost of shares redeemed	(5,669,158)	(1,556,822)	(1,211,078)
Net change	(3,231,766)	7,996,076	3,687,460
Total transactions in
Trust shares	$(29,341,669)	$289,812	$8,179,033

†	Effective December 1, 2012, the Trust changed its fiscal year end from June 30 to March 31. The information presented is for the period July 1, 2012 to March 31, 2013.

23 | Aquila Tax-Free Trust of Arizona

AQUILA TAX-FREE TRUST OF ARIZONA
NOTES TO FINANCIAL STATEMENTS (continued)
SEPTEMBER 30, 2013 (unaudited)

8. Trustees’ Fees and Expenses

At September 30, 2013 there were 13 Trustees, one of whom is affiliated with the Manager and is not paid any fees. The total amount of Trustees’ service fees (for carrying out their responsibilities) and attendance fees paid during the six months ended September 30, 2013 was $41,736. Attendance fees are paid to those in attendance at regularly scheduled quarterly Board Meetings and meetings of the Independent Trustees held prior to each quarterly Board Meeting, as well as additional meetings (such as Audit, Nominating, Shareholder and special meetings). Trustees are reimbursed for their expenses such as travel, accommodations and meals incurred in connection with attendance at Board Meetings and the Annual and Outreach Meetings of Shareholders. For the six months ended September 30, 2013, such meeting-related expenses amounted to $6,443.

9. Securities Traded on a When-Issued Basis

The Trust may purchase or sell securities on a when-issued basis. When-issued transactions arise when securities are purchased or sold by the Trust with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield to the Trust at the time of entering into the transaction. Beginning on the date the Trust enters into a when-issued transaction, cash or other liquid securities are segregated in an amount equal to or greater than the value of the when-issued transaction. These transactions are subject to market fluctuations and their current value is determined in the same manner as for other securities.

10. Income Tax Information and Distributions

The Trust declares dividends daily from net investment income and makes payments monthly. Net realized capital gains, if any, are distributed annually and are taxable. These distributions are paid in additional shares at the net asset value per share, in cash, or in a combination of both, at the shareholder’s option.

The Trust intends to maintain, to the maximum extent possible, the tax-exempt status of interest payments received from portfolio municipal securities in order to allow dividends paid to shareholders from net investment income to be exempt from regular Federal and State of Arizona income taxes. Due to differences between financial statement reporting and Federal income tax reporting requirements, distributions made by the Trust may not be the same as the Trust’s net investment income, and/or net realized securities gains. Further, a small portion of the dividends may, under some circumstances, be subject to taxes at ordinary income rates. For certain shareholders, some dividend income may, under some circumstances, be subject to the alternative minimum tax. As a result of the passage of the Regulated Investment Company Act of 2010 (“the Act”), losses incurred in this fiscal year and beyond retain their character as short-term or long-term, have no expiration date and are utilized before capital losses incurred prior to the enactment of the Act.

24 | Aquila Tax-Free Trust of Arizona

AQUILA TAX-FREE TRUST OF ARIZONA
NOTES TO FINANCIAL STATEMENTS (continued)
SEPTEMBER 30, 2013 (unaudited)

The tax character of distributions:

	Nine Months
	Ended	Year Ended June 30,
	March 31, 2013	2012	2011
Net tax-exempt income	$8,011,285	$10,971,115	$12,265,415
Ordinary income	18,962	39,616	29,980
	$8,030,247	$11,010,731	$12,295,395

As of March 31, 2013, the components of distributable earnings on a tax basis were as follows:

Undistributed tax-exempt income	$140,184
Accumulated net realized gain on investments	209,566
Unrealized appreciation	24,168,635
Other temporary differences	(140,184)
$24,378,201

The difference between book basis and tax basis unrealized appreciation and undistributed income is due to the timing difference in recognizing dividends paid and the amortization of discount securities.

11. Ongoing Development

Beginning in December 2007, the three major credit rating agencies (Standard & Poor’s, Moody’s and Fitch) downgraded or eliminated ratings of the municipal bond insurance companies due to loss of capital from investments in subprime mortgages. Only a few insurers are now deemed to be investment grade. Thus, while certain bonds have insurance, some are no longer rated based upon the ratings of their insurers. Furthermore, because the ability of many of the Trust’s insurers to pay claims has been downgraded, the protection of such insurance has been diminished, and there is no assurance that some of them may be relied upon for payment.

12. Subsequent Event

At the close of business on October 11, 2013, the Trust began to operate under the name Aquila Tax-Free Trust of Arizona and under an Amended and Restated Declaration of Trust and Revised Fundamental Investment Policies. The Trust’s investment objective, principal investment policies, and investment management team remain unchanged.

25 | Aquila Tax-Free Trust of Arizona

AQUILA TAX-FREE TRUST OF ARIZONA
FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period

					Class A
	Six Months
	Ended		Nine Months		Year Ended June 30,
	9/30/13 (unaudited)		Ended 3/31/13†		2012	2011	2010	2009	2008
Net asset value, beginning of period	$10.97		$10.92		$10.37	$10.50	$10.14	$10.19	$10.40
Income from investment operations:
Net investment income(1)	0.19		0.29		0.41	0.42	0.43	0.43	0.43
Net gain (loss) on securities (both
realized and unrealized)	(0.48)		0.05		0.54	(0.13)	0.36	(0.05)	(0.17)
Total from investment operations	(0.29)		0.34		0.95	0.29	0.79	0.38	0.26
Less distributions (note 10):
Dividends from net investment income	(0.19)		(0.29)		(0.40)	(0.42)	(0.43)	(0.43)	(0.43)
Distributions from capital gains	–		–		–	–	– (2)	–	(0.04)
Total distributions	(0.19)		(0.29)		(0.40)	(0.42)	(0.43)	(0.43)	(0.47)
Net asset value, end of period	$10.49		$10.97		$10.92	$10.37	$10.50	$10.14	$10.19
Total return(not reflecting sales charge)	(2.67	)%(3)	3.08	%(3)	9.29%	2.80%	7.87%	3.86%	2.52%
Ratios/supplemental data
Net assets, end of period (in millions)	$232		$265		$274	$260	$295	$289	$301
Ratio of expenses to average net assets	0.76	%(4)	0.73	%(4)	0.73%	0.73%	0.74%	0.75%	0.75%
Ratio of net investment income to
average net assets	3.54	%(4)	3.50	%(4)	3.78%	4.07%	4.08%	4.26%	4.13%
Portfolio turnover rate	6	%(3)	8	%(3)	17%	12%	14%	19%	18%

The expense ratios after giving effect to the expense offset for uninvested cash balances were:

Ratio of expenses to average net assets	0.76	%(4)	0.73	%(4)	0.73	0.73	0.74%	0.74%	0.74%
___________________
(1) Per share amounts have been calculated using the daily average shares method.
(2) Amount represents less than $0.01.
(3) Not annualized.
(4) Annualized.
† Effective December 1, 2012, the Trust changed its fiscal year end from June 30 to March 31.
The information presented is for the period July 1, 2012 to March 31, 2013.

See accompanying notes to financial statements.

26 | Aquila Tax-Free Trust of Arizona

AQUILA TAX-FREE TRUST OF ARIZONA
FINANCIAL HIGHLIGHTS (continued)

For a share outstanding throughout each period

					Class C
	Six Months
	Ended		Nine Months		Year Ended June 30,
	9/30/13(unaudited)		Ended 3/31/13†		2012	2011	2010	2009	2008
Net asset value, beginning of period	$10. 97		$10. 92		$10. 37	$10. 50	$10. 14	$10. 19	$10. 40
Income from investment operations:
Net investment income(1)	0.14		0.22		0.31	0.33	0.33	0.34	0.34
Net gain (loss) on securities (both
realized and unrealized)	(0.48)		0.05		0.55	(0.13)	0.37	(0.05)	(0.17)
Total from investment operations.	(0.34)		0.27		0.86	0.20	0.70	0.29	0.17
Less distributions (note 10):
Dividends from net investment income	(0.14)		(0.22)		(0.31)	(0.33)	(0.34)	(0.34)	(0.34)
Distributions from capital gains	–		–		–	–	– (2)	–	(0.04)
Total distributions	(0.14)		(0.22)		(0.31)	(0.33	(0.34)	(0.34)	(0.38)
Net asset value, end of period	$10.49		$10.97		$10.92	$10.37	$10.50	$10.14	$10.19
Total return(not reflecting CDSC)	(3.09	)%(3)	2.43	%(3)	8.36%	1.93%	6.95%	2.98%	1.65%
Ratios/supplemental data
Net assets, end of period (in millions)	$18		$24		$21	$15	$14	$7	$6
Ratio of expenses to average net assets	1.61	%(4)	1.57	%(4)	1.58%	1.57%	1.58%	1.60%	1.60%
Ratio of net investment income to
average net assets	2.69	%(4)	2.64	%(4)	2.91%	3.21%	3.19%	3.38%	3.27%
Portfolio turnover rate	6	%(3)	8	%(3)	17%	12%	14%	19%	18%

The expense ratios after giving effect to the expense offset for uninvested cash balances were:

Ratio of expenses to average net assets	1.61	%(4)	1.57	%(4)	1.58%	1.57%	1.58%	1.59%	1.59%
___________________
(1) Per share amounts have been calculated using the daily average shares method.
(2) Amount represents less than $0.01.
(3) Not annualized.
(4) Annualized.
† Effective December 1, 2012, the Trust changed its fiscal year end from June 30 to March 31.
The information presented is for the period July 1, 2012 to March 31, 2013.

See accompanying notes to financial statements.

27 | Aquila Tax-Free Trust of Arizona

AQUILA TAX-FREE TRUST OF ARIZONA
FINANCIAL HIGHLIGHTS (continued)

For a share outstanding throughout each period

					Class Y
	Six Months
	Ended		Nine Months		Year Ended June 30,
	9/30/13(unaudited)		Ended 3/31/13		2012	2011	2010	2009	2008
Net asset value, beginning of period	$10.99		$10.94		$10.39	$10.52	$10.16	$10.21	$10.42
Income from investment operations:
Net investment income(1)	0.20		0.30		0.42	0.44	0.44	0.44	0.44
Net gain (loss) on securities (both
realized and unrealized)	(0.48)		0.05		0.55	(0.14)	0.36	(0.05)	(0.17)
Total from investment operations.	(0.28)		0.35		0.97	0.30	0.80	0.39	0.27
Less distributions (note 10):
Dividends from net investment income	(0.20)		(0.30)		(0.42)	(0.43)	(0.44)	(0.44)	(0.44)
Distributions from capital gains	–		–		–	–	– (2)	–	(0.04)
Total distributions	(0.20)		(0.30)		(0.42)	(0.43)	(0.44)	(0.44)	(0.48)
Net asset value, end of period	$10.51		$10.99		$10.94	$10.39	$10.52	$10.16	$10.21
Total return	(2.60	)%(3)	3.20	%(3)	9.44%	2.95%	8.02%	4.02%	2.68%
Ratios/supplemental data
Net assets, end of period (in millions)	$19		$24		$16	$11	$13	$10	$7
Ratio of expenses to average net assets	0.61	%(4)	0.58	%(4)	0.58%	0.58%	0.59%	0.60%	0.60%
Ratio of net investment income to
average net assets	3.69	%(4)	3.64	%(4)	3.92%	4.22%	4.22%	4.39%	4.24%
Portfolio turnover rate	6	%(3)	8	%(3)	17%	12%	14%	19%	18%

The expense ratios after giving effect to the expense offset for uninvested cash balances were:

Ratio of expenses to average net assets	0.61	%(4)	0.58	%(4)	0.58%	0.58%	0.59%	0.59%	0.59%

___________________
(1) Per share amounts have been calculated using the daily average shares method.
(2) Amount represents less than $0.01.
(3) Not annualized.
(4) Annualized.
† Effective December 1, 2012, the Trust changed its fiscal year end from June 30 to March 31.
The information presented is for the period July 1, 2012 to March 31, 2013.

See accompanying notes to financial statements.

28 | Aquila Tax-Free Trust of Arizona

Analysis of Expenses (unaudited)

As a shareholder of the Trust, you may incur two types of costs: (1) transaction costs, including front-end sales charges with respect to Class A shares or contingent deferred sales charges (“CDSC”) with respect to Class C shares; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Trust expenses. The table below is intended to help you understand your ongoing costs (in dollars) of investing in the Trust and to compare these costs with the ongoing costs of investing in other mutual funds.

The table below is based on an investment of $1,000 invested on April 1, 2013 and held for the six months ended September 30, 2013.

Actual Expenses

This table provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During the Period”.

Six months ended September 30, 2013

	Actual
	Total Return	Beginning	Ending	Expenses
	Without	Account	Account	Paid During
	Sales Charges(1)	Value	Value	the Period(2)
Class A	(2.67)%	$1,000.00	$973.30	$3.76
Class C	(3.09)%	$1,000.00	$969.10	$7.95
Class Y	(2.60)%	$1,000.00	$974.00	$3.02

(1)
Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value and does not reflect the deduction of the applicable sales charges with respect to Class A shares or the applicable CDSC with respect to Class C shares. Total return is not annualized, as it may not be representative of the total return for the year.

(2)
Expenses are equal to the annualized expense ratio of 0.76%, 1.61% and 0.61% for the Trust’s Class A, C and Y shares, respectively, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

29 | Aquila Tax-Free Trust of Arizona

Analysis of Expenses (unaudited) (continued)

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Trust’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Trust and other mutual funds. To do so, compare this 5.00% hypothetical example relating to the Trust with the 5.00% hypothetical examples that appear in the shareholder reports of other mutual funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs with respect to Class A shares. The example does not reflect the deduction of CDSC with respect to Class C shares. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different mutual funds. In addition, if these transaction costs were included, your costs would have been higher.

Six months ended September 30, 2013

	Hypothetical
	Annualized	Beginning	Ending	Expenses
	Total	Account	Account	Paid During
	Return	Value	Value	the Period(1)
Class A	5.00%	$1,000.00	$1,021.26	$3.85
Class C	5.00%	$1,000.00	$1,017.00	$8.14
Class Y	5.00%	$1,000.00	$1,022.01	$3.09

(1)
Expenses are equal to the annualized expense ratio of 0.76%, 1.61% and 0.61% for the Trust’s Class A, C and Y shares, respectively, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

30 | Aquila Tax-Free Trust of Arizona

Shareholder Meeting Results (unaudited)

A Special Meeting of Shareholders of Tax-Free Trust of Arizona was held on September 17, 2013. The holders of shares representing 68% of the total net asset value of the shares entitled to vote were present in person or by proxy. At the meeting, the following matters were voted upon and approved by the shareholders (the resulting votes for each matter are presented below).

1.	To elect Trustees.

	Dollar Amount of Votes:

Trustee	For	Withheld
Ernest Calderón	$196,668,279	$5,264,171
Thomas A. Christopher	$197,313,329	$4,619,121
Gary C. Cornia	$197,165,647	$4,766,803
David A. Duffy	$196,787,925	$5,144,525
Grady Gammage, Jr.	$197,414,027	$4,518,423
Diana P. Herrmann	$197,516,344	$4,416,106
Lyle W. Hillyard	$196,526,512	$5,405,938
John C. Lucking	$196,743,512	$5,188,938
Anne J. Mills	$196,290,771	$5,641,679
Glenn P. O’Flaherty	$196,426,352	$5,506,098
John J. Partridge	$196,664,072	$5,268,378
James R. Ramsey	$197,202,817	$4,729,633
Laureen L. White	$197,339,899	$4,592,551

2.	To ratify the selection of Tait, Weller & Baker LLP as the Trust’s independent registered public accounting firm.

	Dollar Amount of Votes:

For	Against	Abstain
$194,432,095	$2,636,158	$5,209,799

3.	To adopt an Amended and Restated Declaration of Trust regarding:

		For	Against	Abstain
A.	Future Amendments	$155,024,263	$8,129,043	$8,645,103
B.	Termination	$151,715,536	$10,855,018	$9,227,856
C.	Annual shareholder meetings	$157,730,484	$6,265,900	$7,802,035
D.	Removal of Trustees	$156,133,982	$5,816,716	$9,847,723
E.	Indemnification/Liability of Trustees,
	officers and employees	$151,746,667	$11,277,663	$8,774,079
F.	Shareholder/derivative actions	$149,843,911	$13,026,067	$8,928,431
G.	Number of Trustees/vacancies	$153,703,194	$8,808,621	$9,286,595
H.	Series and classes	$154,657,443	$7,895,218	$9,245,749
I.	Changes affected by Amended Declaration	$151,735,933	$10,655,092	$9,407,384

31 | Aquila Tax-Free Trust of Arizona

Shareholder Meeting Results (unaudited)

(continued)

4.	To approve changes to the Trust’s fundamental policies relating to:

		For	Against	Abstain
A.	Permitted Trust Investments	$150,774,152	$12,044,239	$8,980,019
B.	Investments in voting securities, other
	investment companies and certain other
	instruments	$149,636,647	$12,517,093	$9,644,669
C.	Concentration of Trust Investments	$153,617,121	$7,896,883	$10,284,405
D.	Lending of Trust assets	$145,417,650	$16,542,457	$9,838,313
E.	Borrowing of money	$145,787,939	$15,216,426	$10,794,055
F.	Issuance of senior securities	$149,808,602	$12,416,759	$9,573,059
G.	Investments in commodities	$147,941,372	$13,740,712	$10,116,336
H.	Certain affiliated transactions	$147,791,289	$13,047,293	$10,959,839
I.	Investments in real estate	$150,554,294	$11,957,305	$9,286,810
J.	Restrictions on control investments	$149,856,313	$12,087,497	$9,854,610
K.	Restrictions on short sales
	and use of margins	$148,122,243	$13,648,024	$10,028,142
L.	Underwriting	$148,667,876	$12,087,789	$11,042,744

32 | Aquila Tax-Free Trust of Arizona

Information Available (unaudited)

Much of the information that the funds in the Aquila Group of Funds produce is automatically sent to you and all other shareholders. Specifically, you are routinely sent your Trust’s entire list of portfolio securities twice a year in the semi-annual and annual reports you receive. Additionally, under Trust policies, the Trust publicly discloses the complete schedule of the Trust’s portfolio holdings, as of each calendar quarter, generally by the 15th day after the end of each calendar quarter. Such information remains accessible until the next schedule is made publicly available. You may obtain a copy of the Trust’s portfolio holdings schedule for the most recently completed period by visiting the Trust’s website at www.aquilafunds.com. The Trust may also disclose other portfolio holdings as of a specified date (currently the Trust discloses its five largest holdings and/or sector holdings by value as of the close of the last business day of each calendar month in a posting to its website on approximately the 5th business day following the month end). This information remains on the website until the next such posting. Whenever you wish to see a listing of your Trust’s portfolio other than in your shareholder reports, please check our website at www.aquilafunds.com or call us at 1-800-437-1020.

The Trust additionally files a complete list of its portfolio holdings with the SEC for the first and third quarter ends of each fiscal year on Form N-Q. Forms N-Q are available free of charge on the SEC website at www.sec.gov. You may also review or, for a fee, copy the forms at the SEC’s Public Reference Room in Washington, D.C. or by calling 1-800-SEC-0330.

Proxy Voting Record (unaudited)

During the 12 month period ended June 30, 2013, the Trust did not hold any portfolio securities for which the Trust was entitled to participate in proxy voting. Applicable regulations require us to inform you that the Trust’s proxy voting information is available on the SEC website at http://www.sec.gov.

Federal Tax Status of Distributions (unaudited)

This information is presented in order to comply with a requirement of the Internal Revenue Code. No action on the part of shareholders is required.

For the fiscal year ended March 31, 2013, $8,011,285 of dividends paid by Tax-Free Trust of Arizona, constituting 99.76% of total dividends paid during fiscal 2013, were exempt-interest dividends; and the balance was ordinary dividend income.

Prior to February 15, 2014, shareholders will be mailed the appropriate tax form(s) which will contain information on the status of distributions paid for the 2013 calendar year.

33 | Aquila Tax-Free Trust of Arizona

Additional Information (unaudited)

Renewal of the Advisory and Administration Agreement

Aquila Investment Management LLC (the “Manager”) serves as the investment adviser to the Trust pursuant to an Advisory and Administration Agreement (the “Advisory Agreement”). In order for the Manager to remain the investment adviser of the Trust, the Trustees of the Trust must determine annually whether to renew the Advisory Agreement for the Trust.

In considering whether to approve the renewal of the Advisory Agreement, the Trustees requested and obtained such information as they deemed reasonably necessary. Contract review materials were provided to the Trustees in May, June and August 2013. The independent Trustees met telephonically in August, 2013 to review and discuss the contract review materials. The Trustees considered, among other things, information presented by the Manager. They also considered information presented in a report prepared by an independent consultant with respect to the Trust’s fees, expenses and investment performance, which included comparisons of the Trust’s investment performance against peers and the Trust’s benchmark and comparisons of the advisory fee payable under the Advisory Agreement against the advisory fees paid by the Trust’s peers, as well as information regarding the operating margins of certain investment advisory firms (the “Consultant’s Report”). In addition, the Trustees took into account the information related to the Trust provided to the Trustees at each regularly scheduled meeting.

At a meeting held in September, 2013, based on their evaluation of the information provided by the Manager and the independent consultant, the Trustees of the Trust, including the independent Trustees voting separately, unanimously approved the renewal of the Advisory Agreement until September 30, 2014. In considering the renewal of the Advisory Agreement, the Trustees considered various factors that they determined were relevant, including the factors described below. The Trustees did not identify any single factor as the controlling factor in determining to approve the renewal of the Advisory Agreement.

The nature, extent, and quality of the services provided by the Manager.

The Trustees considered the nature, extent and quality of the services that had been provided by the Manager to the Trust, taking into account the investment objectives and strategies of the Trust. The Trustees reviewed the terms of the Advisory Agreement.

The Trustees reviewed the Manager’s investment approach for the Trust and its research process. The Trustees considered that the Manager had provided all advisory and administrative services to the Trust that the Trustees deemed necessary or appropriate, including the specific services that the Trustees have determined are required for the Trust, given that it seeks to provide shareholders with as high a level of current income exempt from Arizona state and regular Federal income taxes as is consistent with preservation of capital. The Trustees considered the personnel of the Manager who provide investment management services to the Trust. The Manager has employed Mr. Todd Curtis as portfolio manager for the Trust and has established facilities and capabilities for credit analysis of the Trust’s portfolio securities. The Trustees noted the extensive experience of the portfolio manager. They considered that Mr. Curtis is based in Phoenix, Arizona and that he has a comprehensive understanding regarding the economy of the State of Arizona and the securities in which the Trust invests, including those securities with less than the highest ratings from the rating agencies.

34 | Aquila Tax-Free Trust of Arizona

The Manager has additionally provided all administrative services to the Trust and provided the Trust with personnel (including Trust officers) and other resources that are necessary for the Trust’s business management and operations. The Trustees considered the nature and extent of the Manager’s supervision of third-party service providers, including the Trust’s shareholder servicing agent and custodian.

Based on these considerations, the Trustees concluded that the nature, extent and quality of services that had been provided by the Manager to the Trust were satisfactory and consistent with the terms of the Advisory Agreement.

The investment performance of the Trust.

The Trustees reviewed the Trust’s performance and compared its performance to that of the funds in its product category (Morningstar Single-State Intermediate Municipal Bond Funds), funds in its peer group (Morningstar Single-State Intermediate Municipal Bond Funds that are similar to the Trust in size and investment style and that charge a front-end sales charge), and its benchmark index, the Barclays Capital Quality Intermediate Municipal Bond Index. The Trustees considered that the materials included in the Consultant’s Report indicated that the Trust’s average annual total return was less than the average annual total return of the funds in its peer group for the one, three, five and ten year periods ended March 31, 2013. However, the Trustees considered that, as reflected in the Consultant’s Report, the Trust’s average annual total return was better than the average annual total return of the funds in its product category for the one, three, five and ten year periods ended March 31, 2013, as well as the benchmark index, for each of the one, three and five year periods ended March 31, 2013. The Trustees considered that, as reflected in the Consultant’s Report, the Trust delivered above-average results on a risk-adjusted basis for the three and five year periods ended March 31, 2013 (as evidenced by its Sharpe ratio) when compared to the funds in its product category.

The Trustees discussed the Trust’s performance record with the Manager and considered the Manager’s view that the Trust’s performance, as compared to its product category and peer group, was explained in part by the Trust’s somewhat higher-quality portfolio and its historical intermediate maturity structure. The Trustees noted that, unlike the Trust’s returns, the performance of the benchmark index did not reflect any fees or expenses. The Trustees considered the Trust’s investment performance to be consistent with the investment objectives of the Trust.

The Trustees concluded that the performance of the Trust was acceptable, in light of market conditions, the length of its average maturities and its investment objectives. Evaluation of the investment performance of the Trust indicated to the Trustees that renewal of the Advisory Agreement would be appropriate.

Advisory Fees and Trust Expenses.

The information provided in the Consultant’s Report contained advisory fee and expense data for the Trust, for funds in its product category for expenses (Morningstar Single-State Intermediate Municipal Bond Funds with similar operating structures), as well as data for the funds in the Trust’s peer group (Morningstar Single-State Intermediate Municipal Bond Funds that are similar to the Trust in size and investment style and that charge a front-end sales charge).

35 | Aquila Tax-Free Trust of Arizona

The Trustees compared the advisory fee and expense data with respect to the Trust to similar data for the funds in its product category and peer group. The Trustees considered that the Trust’s contractual advisory fee was lower than the average contractual advisory fee of the funds in its peer group (at the Trust’s current asset level) and lower than the asset-weighted average contractual advisory fee of the funds in its product category (at various asset levels). They also noted that the Trust’s expenses were less than the average actual expenses of the funds in both the product category and peer group.

The Trustees reviewed management fees charged by the Manager to its other clients. It was noted that the Manager does not have any other clients except for other funds in the Aquila Group of Funds. The Trustees noted that, in most instances, the fee rates for those clients were comparable to the fees paid to the Manager with respect to the Trust. In evaluating the fees associated with the other funds, the Trustees took into account the respective demands, resources and complexity associated with the Trust and those funds.

The Trustees concluded that the advisory fee and expenses of the Trust were reasonable in relation to the nature and quality of the services provided by the Manager to the Trust.

Profitability

The Manager provided materials which showed the profitability to the Manager and to Aquila Distributors, Inc. (the “Distributor”) of its services to the Trust.

The Trustees considered information provided by the Manager regarding the profitability of the Manager with respect to the advisory services provided by the Manager to the Trust, including the methodology used by the Manager in allocating certain of its costs to the management of the Trust. The Trustees concluded that profitability to the Manager with respect to the advisory services provided to the Trust did not argue against approval of the fees to be paid under the Advisory Agreement.

The extent to which economies of scale would be realized as the Trust grows.

The Trustees considered the extent to which the Manager may realize economies of scale or other efficiencies in managing the Trust. Data provided to the Trustees showed that the Trust’s asset size had moderately increased during the past fiscal year. It was noted that as assets increase certain fixed costs may be spread across a larger asset base, and it was noted that any economies of scale or other efficiencies might be realized (if at all) across a variety of products and services and not only in respect of the Trust. The Trustees considered that the materials indicated that the Trust’s fees are already generally lower than those of its peers, including those with breakpoints. The Trustees noted that the Manager’s profitability also may be an indicator of the availability of any economies of scale. Accordingly, the Trustees concluded that economies of scale, if any, were being appropriately shared with the Trust.

Benefits derived or to be derived by the Manager and its affiliate from the relationship with the Trust.

The Trustees observed that, as is generally true of most fund complexes, the Manager and its affiliate, by providing services to a number of funds including the Trust, were able to spread costs as they would otherwise be unable to do. The Trustees noted that while that produces efficiencies and increased profitability for the Manager and its affiliate, it also makes their services available to the Trust at favorable levels of quality and cost which are more advantageous to the Trust than would otherwise have been possible.

36 | Aquila Tax-Free Trust of Arizona

Founders
Lacy B. Herrmann (1929-2012)
Aquila Management Corporation, Sponsor

Manager
AQUILA INVESTMENT MANAGEMENT LLC
380 Madison Avenue, Suite 2300
New York, New York 10017

Board of Trustees
Anne J. Mills, Chair
Diana P. Herrmann, Vice Chair
Ernest Calderón
Thomas A. Christopher
Gary C. Cornia
David A. Duffy
Grady Gammage, Jr.
Lyle W. Hillyard
John C. Lucking
Glenn P. O’Flaherty
John J. Partridge
James R. Ramsey
Laureen L. White

Officers
Diana P. Herrmann, President
Charles E. Childs, III, Executive Vice President and Secretary
Todd W. Curtis, Senior Vice President and Portfolio Manager
Marie E. Aro, Senior Vice President
Paul G. O’Brien, Senior Vice President
Alan R. Stockman, Senior Vice President
Randall S. Fillmore, Chief Compliance Officer
Joseph P. DiMaggio, Chief Financial Officer and Treasurer

Distributor
AQUILA DISTRIBUTORS, INC.
380 Madison Avenue, Suite 2300
New York, New York 10017

Transfer and Shareholder Servicing Agent
BNY MELLON
4400 Computer Drive
Westborough, Massachusetts 01581

Custodian
JPMORGAN CHASE BANK, N.A.
1111 Polaris Parkway
Columbus, Ohio 43240

Further information is contained in the Prospectus,
which must precede or accompany this report.

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included in Item 1 above

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FORCLOSED-END MANAGEMENT INVESTMENT COMPANIES.

           Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENTCOMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The Board of Directors of the Registrant has adopted a Nominating Committee Charter which provides that the Nominating Committee (the 'Committee') may consider and evaluate nominee candidates properly submitted by shareholders if a vacancy among the Independent Trustees of the Registrant occurs and if based on the Board's then current size, composition and structure, the Committee determines that the vacancy should be filled.  The Committee will consider candidates submitted by shareholders on the same basis as it considers and evaluates candidates recommended by other sources.  A copy of the qualifications and procedures that must be met or followed by shareholders to properly submit a nominee candidate to the Committee may be obtained by submitting a request in writing to the Secretary of the Registrant.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)  Based on their evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing of this report, the registrant's chief financial and executive officers have concluded that the controls and procedures of the registrant are appropriately designed to ensure that information required to be disclosed in the registrant's reports that are filed under the Securities Exchange Act of 1934 are accumulated and communicated to registrant's management, including its principal executive officer(s) and principal financial officer(s), to allow timely decisions regarding required disclosure and is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the Securities and Exchange Commission.

(b)  There have been no significant changes in registrant's internal controls or in other factors that could significantly affect registrant's internal controls subsequent to the date of the most recent evaluation, including no significant deficiencies or material weaknesses that required corrective action.

ITEM 12.	EXHIBITS.

(a)(2) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(b) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

AQUILA MUNICIPAL TRUST
(FORMERLY, TAX-FREE TRUST OF ARIZONA)

By:	/s/ Diana P. Herrmann
President and Trustee December 10 , 2013

By:	/s/ Joseph P. DiMaggio
December 10 , 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Diana P. Herrmann
Diana P. Herrmann President and Trustee December 10 , 2013

By:	/s/ Joseph P. DiMaggio
Joseph P. DiMaggio Chief Financial Officer and Treasurer December 10 , 2013

AAUILA MUNICIPAL TRUST
(formerly, TAX-FREE TRUST OF ARIZONA)

EXHIBIT INDEX

(a)(2) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(b) Certification of chief executive officer and chief financial officer as required by Rule 30a-2(b) of the Investment Company Act of 1940.